Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Consumer Portfolio Services, Inc. (the “Company”)

Citigroup Global Markets Inc.

Capital One Securities, Inc.

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2025-B – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2025-B_033125.xlsx” provided by the Company on April 2, 2025, containing information on 20,209 automobile retail installment sale contracts (“Receivables”) as of March 31, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2025-B. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures table below.

•	The term "Vehicle Mapping" means email correspondence provided by the Company on April 5, 2025, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.

•	The term “Acceptable Company Names” means email correspondence provided by the Company on April 5, 2025, which the Company informed us includes acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

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•	The term “Title Document” means a scanned image of one of the title documents listed in email correspondence provided by the Company on April 5, 2025, which the Company informed us includes the acceptable forms of Title Document.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in email correspondence provided by the Company on April 5, 2025, which the Company informed us includes the acceptable forms of Insurance Document.

•	The term “Receivable File” means the following documents for each Sample Receivable (defined below): Installment Sale Contract (not applicable for direct loans), Addendum to the Installment Sale Contract, Retail Installment Sale Contract Simple Interest Finance Charge letter, Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or, for a direct loan, a stand-alone document), SCRA Letter, Title Document, Insurance Document, Credit Application (not applicable for direct loans), and/or origination details screen in the Company’s servicing system. We accessed the Receivable File in the Company’s servicing system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions

Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application, SCRA Letter

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

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Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping, Insurance Document

We found such information to be in agreement without exception.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company instructed us to consider an Insurance Document to be acceptable proof of insurance. The Company further instructed us that no insurance document was required for Sample Receivables with the characteristics listed below because its underwriting policy does not require proof of insurance for these receivable types:

(i)	“Stip Tier 1” (“ST01”)

(ii)	“Stip Tier 2” (“ST02”) or “Stip Tier 3” (“ST03”) for which:

a.	the loan application update screen in the Company's servicing system indicates that the signed contract was received prior to April 1, 2024, or

b.	the credit report inquiry screen in the Company’s servicing system indicates the customer had an open mortgage loan and the Program in the Data File was “Pref.”

As such, the absence of an insurance document for Sample Receivables with these receivable types should not be considered an exception.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We found such information to be present as required.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

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The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

April 8, 2025

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Exhibit A

The Sample Receivables

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	2025B001	51	2025B051	101	2025B101
2	2025B002	52	2025B052	102	2025B102
3	2025B003	53	2025B053	103	2025B103
4	2025B004	54	2025B054	104	2025B104
5	2025B005	55	2025B055	105	2025B105
6	2025B006	56	2025B056	106	2025B106
7	2025B007	57	2025B057	107	2025B107
8	2025B008	58	2025B058	108	2025B108
9	2025B009	59	2025B059	109	2025B109
10	2025B010	60	2025B060	110	2025B110
11	2025B011	61	2025B061	111	2025B111
12	2025B012	62	2025B062	112	2025B112
13	2025B013	63	2025B063	113	2025B113
14	2025B014	64	2025B064	114	2025B114
15	2025B015	65	2025B065	115	2025B115
16	2025B016	66	2025B066	116	2025B116
17	2025B017	67	2025B067	117	2025B117
18	2025B018	68	2025B068	118	2025B118
19	2025B019	69	2025B069	119	2025B119
20	2025B020	70	2025B070	120	2025B120
21	2025B021	71	2025B071	121	2025B121
22	2025B022	72	2025B072	122	2025B122
23	2025B023	73	2025B073	123	2025B123
24	2025B024	74	2025B074	124	2025B124
25	2025B025	75	2025B075	125	2025B125
26	2025B026	76	2025B076	126	2025B126
27	2025B027	77	2025B077	127	2025B127
28	2025B028	78	2025B078	128	2025B128
29	2025B029	79	2025B079	129	2025B129
30	2025B030	80	2025B080	130	2025B130
31	2025B031	81	2025B081	131	2025B131
32	2025B032	82	2025B082	132	2025B132
33	2025B033	83	2025B083	133	2025B133
34	2025B034	84	2025B084	134	2025B134
35	2025B035	85	2025B085	135	2025B135
36	2025B036	86	2025B086	136	2025B136
37	2025B037	87	2025B087	137	2025B137
38	2025B038	88	2025B088	138	2025B138
39	2025B039	89	2025B089	139	2025B139
40	2025B040	90	2025B090	140	2025B140
41	2025B041	91	2025B091	141	2025B141
42	2025B042	92	2025B092	142	2025B142
43	2025B043	93	2025B093	143	2025B143
44	2025B044	94	2025B094	144	2025B144
45	2025B045	95	2025B095	145	2025B145
46	2025B046	96	2025B096	146	2025B146
47	2025B047	97	2025B097	147	2025B147
48	2025B048	98	2025B098	148	2025B148
49	2025B049	99	2025B099	149	2025B149
50	2025B050	100	2025B100	150	2025B150

[1] The Company has assigned a unique eight-digit account number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s account numbers.

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